Investments	12 Months Ended
Dec. 31, 2021
Investments, All Other Investments [Abstract]
Investments
6.	Investments
As of December 31, 2020 and 2021, the Company’s short-term investments are comprised of the following:

	As of
	December 31, 2020	December 31, 2021
Time Deposits (maturity dates between 3 – 12 months)	—	105,199
Wealth management products	354,847	192,900
Publicly traded equity security	36,186	—
Non-marketable equity securities (1)	—	44,918

Total short-term investments	391,033	343,017

For time deposits with original maturities between three months and a year, its interest income amounted to RMB32.4 million, RMB6.3 and RMB3.1 million in the consolidated statements of comprehensive loss for the years ended December 31, 2019, 2020 and 2021, respectively.
The change in fair value of short-term investments in wealth management products was recorded as investment income which amounted to RMB6.3 million, RMB5.9 million and RMB9.0 million for the years ended December 31, 2019, 2020 and 2021, respectively.
During 2020, the Company invested RMB20.0 million in a publicly traded security listed on the Hong Kong Stock Exchange and the investment was sold in 2021. The unrealized gain (loss) for the security was recorded as investment income (loss) which amounted to RMB16.7 million and (RMB15.3 million) for the years ended December 31, 2020 and 2021.
As of December 31, 2020 and 2021, the Company’s long-term investment in equity securities are comprised of the following:

	As of
	December 31, 2020	December 31, 2021
Non-marketable equity securities (1)	55,300	—
Equity method investments (2)	27,589	1,416

Total long-term equity investments	82,889	1,416

(1)
The Company’s investments in
non-marketable
equity securities primarily consist of an investment in an equity fund (see below) and small, non-controlling
investments in companies for which the Company has equity ownership with preferential rights but cannot exert significant influence. During 2021, equity securities of RMB8.0 million without readily determinable fair value were either disposed or impaired and had nil carrying value as of December 31, 2021.

During the first quarter of 2020, the Company subscribed to shares of an equity fund as a limited partner, with an initial cost of RMB106.0 million. The investment in the fund is nonredeemable for two years after the subscription date and the directors of the fund can extend the non-redemption
period for another two years. The investment is measured under the NAV practical expedient. Unrealized losses of RMB54.4 million and RMB1.2 million was recorded in investment income (loss) in the consolidated statements of comprehensive loss for the years ended December 31, 2020 and 2021, respectively. As of December 31, 2021, the fair value of investments measured at NAV was RMB44.9 million and was classified as a short-term investment as it is now redeemable within one year.

(2)
As of December 31, 2020, the Company’s equity method investment is an investment of RMB27.6 million as a limited partner in a venture fund. During 2021, this equity method investment was fully impaired as the Company determined that it is unlikely their investment is recoverable due to the deterioration of the investment
environment and capital market.

During 2021, the Company deconsolidated one of its subsidiaries when a third-party investor purchased 60% of the subsidiary’s equity ownership. On the date the subsidiary was deconsolidated, the Company recorded the difference of RMB23.1 million between the fair value consideration received and the carrying value of the subsidiary’s net assets as a disposal gain in Other Income (Expenses). The remaining 40% equity ownership in the subsidiary was recorded as an equity method investment.